INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 392,871	$ 195,236
Stock-based compensation	41,850	59,998
Long-term lease liabilities	58,457	41,426
Tax credit carryforwards	41,970	32,547
Accrued expenses	17,247	11,273
Other	32,043	18,985
Total deferred tax assets	584,438	359,465
Less: valuation allowance	(111,691)	(91,180)
Net deferred tax assets	472,747	268,285
Deferred tax liabilities:
Investment in subsidiaries	(242,537)	(240,420)
Investment in MGM Resorts International	(197,998)
Right-of-use assets	(43,074)	(29,059)
Intangible assets	(34,170)	(31,937)
Other	(31,571)	(30,278)
Total deferred tax liabilities	(549,350)	(331,694)
Net deferred tax liabilities	$ (76,603)	$ (63,409)